Cover	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
Entity File Number	000-55900
Entity Registrant Name	MJ Holdings, Inc.
Entity Central Index Key	0001456857
Entity Tax Identification Number	20-8235905
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2043 Joy View Lane
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89012
City Area Code	312)
Local Phone Number	953-2723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MJNE
Entity Emerging Growth Company	false